Comparative information 2021 - Summary of Reconciliation from Operating Result Before Tax to Income Before Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Fee and commission income	€ (2,163)	€ (2,272)	[1]
Other income	(35)	(341)
Segment total [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Realized gains and losses on financial investments	683	670
Other income	€ (18)	€ (341)
Previously Reported [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Fee and commission income				€ (2,454)
Other income				(49)
IFRS4 and IAS39 [Member] | Previously Reported [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Premium income				13,731
Dividend income				(1,327)
Other charges				(101)
IFRS4 and IAS39 [Member] | Previously Reported [member] | Segment total [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Result before tax from continuing operations				1,164
Result before tax from discontinued operations				1,237
Result before tax from continuing operations and discontinued operations				2,400
Elimination of share in earnings of joint ventures and associates				(42)
Premium income				5
Rental income				71
Dividend income				(76)
Fee and commission income				(30)
Recovered claims and benefits				31
Change in valuation of reinsurance ceded				43
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives				4
Net fair value change on borrowings and other financial liabilities				13
Realized gains and losses on financial investments				(463)
Gains and (losses) on investments in real estate				(253)
Net fair value change of derivatives				471
Other income				(77)
Benefits and claims paid life				217
Change in valuation of liabilities for insurance contracts				(994)
Change in valuation of liabilities for investment contracts				8
Policyholder claims and benefits - Other				(38)
Commissions and expenses				715
Impairment (charges) reversals				(53)
Other charges				37
Results of CEE businesses which were previously reported in operating results				(85)
Operating result				€ 1,906

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.